TAXATION (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Income Tax Contingency [Line Items]
Movement in deferred tax liability		$ 1,704	$ 0
Provision for certain immaterial risks	$ 3,100	3,100		$ 2,200
Indonesia | Foreign Tax Authority
Income Tax Contingency [Line Items]
Net deferred tax asset	6,400	6,400		10,400
Movement in deferred tax liability	1,700	3,900
Jordan | Foreign Tax Authority
Income Tax Contingency [Line Items]
Net deferred tax liability	2,900	2,900		$ 1,100
Movement in deferred tax liability	$ 600	$ 1,700